Financial performance, Net Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial performance [Abstract]
Interest income from external providers	$ 608	$ 1,293	$ 1,484
Other revenue	0	0	26
Net foreign exchange gain	45	118	1,811
Finance income	653	1,411	3,321
Bank charges	(9)	(9)	(6)
Net foreign exchange loss	0	0	0
Lease interest	(2)	(2)	(10)
Finance costs	(11)	(11)	(16)
Net finance income / (costs)	$ 642	$ 1,400	$ 3,305